Loans - Schedule of Loans (Details) (6K) (Parenthetical) - CAD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jan. 31, 2021	Oct. 31, 2020	Jan. 31, 2020	Jan. 31, 2021	Jan. 31, 2020	Jul. 31, 2020	Jul. 31, 2019	Sep. 10, 2019
Statement Line Items [Line Items]
Interest rate							5.00%	5.00%
Interest expense						$ 33,939
Three Unsecured Loans [Member]
Statement Line Items [Line Items]
Interest rate		2.50%
Maturity		On or before July 31, 2021
Interest expense	$ 2,473		$ 639	$ 4,923	$ 639
Three Unsecured Loans [Member] | USD [Member]
Statement Line Items [Line Items]
Proceeds from debt		$ 25,000